Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net profit	$ 681	$ 2,088	$ 11,501
Adjustments for:
Income tax (benefit) expense	182	(85)	(118)
Depreciation	1,191	1,108	1,111
Gain on valuation of warrants	(1,673)
Operating profit before working capital changes	381	3,111	12,494
Changes in assets and liabilities, net of effects of acquisitions:
Inventories	(319)	91	(106)
Trade receivables	(50)	233	(95)
Prepayments and other current assets	(679)	8	(5)
Trade payables	(16)	28
Accruals and other payables	274	(159)	425
Operating lease liabilities	(17)	(14)	(16)
Income tax payable	(157)	(148)	(146)
Cash generated from (used in) operating activities	(583)	3,150	12,551
Investing activities
Payments for and deposits paid for non-current assets	(2,397)	(258)	(1,763)
Cash used in investing activities	(2,397)	(258)	(1,763)
Financing activities
Proceeds from bank borrowings	139		141
Repayments of bank borrowings		(139)
Issue of shares upon listing		8,050
Share issuance expenses		(1,166)
Proceeds from Private Placement	6,926
Private Placement expenses	(643)
Amounts due to related parties	220	334	609
Cash generated from financing activities	6,642	7,079	750
Increase in cash and cash equivalents	3,662	9,971	11,538
Cash and cash equivalents at the beginning of the year	43,015	34,166	23,174
Effect of exchange rate changes	1,735	(1,122)	(546)
Cash and cash equivalents at the end of the year	48,412	43,015	34,166
Supplemental disclosure of cash flows information
Cash paid during the year for income tax	157	148	146
Cash paid during the year for interest	$ 3	$ 137	$ 136